EMPLOYMENT (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Total personnel expenses, inclusive of amounts capitalised for wages and salaries, social welfare costs and pension costs	$ 33,366,000	$ 33,347,000	$ 36,288,000
Total share based payments, inclusive of amounts capitalised	1,111,000	816,000	838,000
Employees contribution	352,000	447,000	503,000
Pension accrual	$ 47,000	$ 47,000	$ 43,000